Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and improvements	$ 546,234	$ 515,674
Buildings and improvements	899,944	841,179
Machinery and equipment	8,160,140	7,727,630
Construction in process and equipment deposits	832,255	396,614
Property, plant and equipment, gross	10,438,573	9,481,097
Less accumulated depreciation	(6,155,517)	(5,725,493)
Property, plant and equipment, net, total	$ 4,283,056	$ 3,755,604